Long-term debt - Schedule of Debt Instruments (Details)											12 Months Ended
	Sep. 30, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 30, 2025 USD ($)	Apr. 08, 2025 USD ($)	Nov. 28, 2023 USD ($) investmentProperty	May 13, 2021 USD ($)	Jun. 25, 2019 USD ($) subsidiary	Nov. 01, 2017 USD ($) investmentProperty	Jul. 27, 2016 USD ($)	Jul. 22, 2016 loan investmentProperty	Dec. 31, 2025 USD ($) investmentProperty	Sep. 24, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2021 USD ($)	May 31, 2018 USD ($)	Sep. 22, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Annual interest rate (in percent)											4.98%		4.98%	4.98%
Long-term debt											$ 1,290,634,841		$ 854,229,587	$ 923,842,589
Less: Current portion											(1,782,124)		(49,856,047)	(69,613,002)
Long-term debt											$ 1,273,419,269		797,194,627	845,573,752
Number of loans | loan										2
Number of investment properties | investmentProperty										47	20
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 1,290,634,841		854,229,587	923,842,589
Less: Current portion											(1,782,124)		(49,856,047)	(69,613,002)
Less: Direct issuance cost
Disclosure of detailed information about borrowings [line items]
Long-term debt											(15,433,448)		(7,178,913)	(8,655,835)
MetLife 10-year
Disclosure of detailed information about borrowings [line items]
Amount									$ 150,000,000		$ 150,000,000
Annual interest rate (in percent)											4.55%
Debt instrument term (in years)									10 years	10 years
MetLife 10-year | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 0		141,711,651	144,266,224
Series A Senior Note
Disclosure of detailed information about borrowings [line items]
Amount											$ 65,000,000						$ 65,000,000
Annual interest rate (in percent)											5.03%						5.03%
Series A Senior Note | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 0		0	65,000,000
Series B Senior Note
Disclosure of detailed information about borrowings [line items]
Amount											$ 60,000,000						$ 60,000,000
Annual interest rate (in percent)											5.31%						5.31%
Series B Senior Note | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 60,000,000		60,000,000	60,000,000
Series A Senior Note
Disclosure of detailed information about borrowings [line items]
Amount											$ 45,000,000					$ 45,000,000
Annual interest rate (in percent)											5.50%					5.50%
Series A Senior Note | First tranche
Disclosure of detailed information about borrowings [line items]
Less: Current portion													(65,000,000)
Series A Senior Note | Second tranche
Disclosure of detailed information about borrowings [line items]
Less: Current portion											$ (45,000,000)
Series A Senior Note | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											0		45,000,000	45,000,000
Series B Senior Note
Disclosure of detailed information about borrowings [line items]
Amount											$ 45,000,000					$ 45,000,000
Annual interest rate (in percent)											5.85%					5.85%
Series B Senior Note | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 45,000,000		45,000,000	45,000,000
MetLife 10-year
Disclosure of detailed information about borrowings [line items]
Amount								$ 118,000,000			$ 118,000,000
Annual interest rate (in percent)								4.75%			4.75%
Debt instrument term (in years)								10 years
Number of investment properties | investmentProperty								20
Monthly interest term (in months)								60 months
Borrowings, prepaid expenses related to sale of investment property					$ 12,194,600
Number of investment properties sold | investmentProperty					1
MetLife 10-year | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 100,634,841		102,334,454	103,955,374
MetLife 8-year
Disclosure of detailed information about borrowings [line items]
Amount											$ 26,600,000				$ 26,600,000
Annual interest rate (in percent)											4.75%				4.75%
MetLife 8-year | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 0		25,183,482	25,620,991
Series RC Senior Note
Disclosure of detailed information about borrowings [line items]
Amount							$ 70,000,000				$ 70,000,000
Annual interest rate (in percent)							5.18%				5.18%
Debt instrument term (in years)							10 years
Number of subsidiaries that are joint obligators | subsidiary							5
Series RC Senior Note | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 70,000,000		70,000,000	70,000,000
Series RD Senior Note
Disclosure of detailed information about borrowings [line items]
Amount							$ 15,000,000				$ 15,000,000
Annual interest rate (in percent)							5.28%				5.28%
Debt instrument term (in years)							12 years
Number of subsidiaries that are joint obligators | subsidiary							5
Series RD Senior Note | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 15,000,000		15,000,000	15,000,000
Vesta ESG Global bond 35/8 05/31
Disclosure of detailed information about borrowings [line items]
Amount						$ 350,000,000					$ 350,000,000
Annual interest rate (in percent)						3.625%					3.63%
Borrowing costs incurred						$ 7,746,222
Vesta ESG Global bond 35/8 05/31 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 350,000,000		350,000,000	350,000,000
Facility Loan
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 50,000,000	$ 50,000,000	$ 100,000,000
Facility - Tranche I
Disclosure of detailed information about borrowings [line items]
Amount											$ 75,000,000
Annual interest rate (in percent)											1.30%
Long-term debt			$ 25,000,000	$ 50,000,000
Debt instrument term (in years)			3 years	3 years
Facility - Tranche I | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 75,000,000		0	0
Facility - Tranche II
Disclosure of detailed information about borrowings [line items]
Amount											$ 75,000,000
Annual interest rate (in percent)											1.50%
Long-term debt		$ 25,000,000		$ 50,000,000
Debt instrument term (in years)		5 years		5 years
Facility - Tranche II | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 75,000,000		0	0
Senior Notes 2033
Disclosure of detailed information about borrowings [line items]
Amount	$ 500,000,000										$ 500,000,000	$ 500,000,000
Annual interest rate (in percent)											5.50%	5.50%
Borrowing costs incurred	$ 5,350,706										$ 5,350,706
Senior Notes 2033 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt											$ 500,000,000		$ 0	$ 0